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                       Frank Russell Investment Company
                       Supplement Dated January 3, 2001
          To the Statement of Additional Information (Fund of Funds)
         Dated May 1, 2000 as Supplemented through September 29, 2000
                                      and
       To the Statement of Additional Information Dated October 31, 2000


     The following information restates the sections entitled "Money Manager Information" for the Diversified Equity, Equity I, Short Term Bond, and Real Estate Securities Funds in their entirety in the Statements of Additional Information of Frank Russell Investment Company.

                           MONEY MANAGER INFORMATION

                     Diversified Equity and Equity I Funds

     Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Equinox Capital Management, LLC is 100% employee owned, with majority ownership held by Ron Ulrich.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

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                              Short Term Bond Fund

     BlackRock Financial Management, Inc. ("BlackRock") is a partially owned independent subsidiary of the PNC Bank, a publicly traded bank. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

     Pacific Investment Management Company, LLC ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

     STW Fixed Income Management Ltd. ("STW") is a Bermuda exempted company. William H. Williams, III is the sole shareholder of STW and controls STW.

                          Real Estate Securities Fund

     AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

     Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.